TAX SITUATION (Details 4)	12 Months Ended
Dec. 31, 2017
Banco De Credito De Bolivia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2009 to 2017
Credicorp Capital Colombia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2014 to 2017
Inversiones IMT S.A. [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2014 to 2017